Other Provisions (Details) - Schedule of Other Provisions - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Provisions [Abstract]
Provisions for obligations of customer loyalty and merit programs	$ 36,242	$ 33,609
Provisions for operational risk	1,514	2,838
Provisions for lawsuits and litigation
Other provisions for contingencies	264	264
Total	$ 38,020	$ 36,711